Estimated Useful Lives Of Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment	20
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment	5
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum	1
Property plant and equipment, maximum	15
Building improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum	3
Property plant and equipment, maximum	11